Commitments, Contingent Liabilities and Other	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities and Other [Abstract]
Commitments, Contingent Liabilities and Other
Note 14.	Commitments, Contingent Liabilities and Other

(a) A subsidiary of the Company is party to a lawsuit that has been filed in Delaware Chancery Court, alleging breach of fiduciary duties relating to the merger transaction. The subsidiary has filed a Motion to Dismiss the Complaint on the grounds that no fiduciary duties are owed and, if unsuccessful, management intends to vigorously defend these claims and believes the claims are without merit and that this action will not have a material adverse effect on the consolidated financial condition, results of operations or cash flows of the Company. An estimate of the possible loss or range of loss cannot be made at this time.

(b) When selling a home, the Company’s subsidiaries provide customers with a limited warranty. The Company estimates the costs that may be incurred under each limited warranty and records a liability in the amount of such costs at the time the revenue associated with the sale of each home is recognized. In addition, the Company has insurance in place where its subsidiaries are subject to the respective warranty statutes in the state or province where the Company conducts business, which range up to ten years for latent construction defects. Factors that affect the Company’s warranty liability include the number of homes sold, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The following table reflects the changes in the Company’s estimated warranty liability for the years ended December 31, 2011 and 2010:

	Years Ended December 31
	2011	2010

Balance, beginning of year	$12,166	$13,892
Payments and other adjustments made during the year	(3,948)	(3,464)
Warranties issued during the year	3,045	3,783
Adjustments made for pre-existing warranties	(102)	(2,045)

Balance, end of year	$11,161	$12,166

(c) The Company is exposed to financial risk that arises from fluctuations in interest rates. The interest-bearing assets and liabilities of the Company are mainly at floating rates and, accordingly, their fair values approximate their carrying value. The Company would be negatively impacted on balance, if interest rates were to increase. From time to time, the Company enters into interest rate swap contracts. As at December 31, 2011, the Company had four interest rate swap contracts outstanding totalling $100.0 million at an average rate of 4.9% per annum. The contracts expire between 2012 and 2017. At December 31, 2011, the fair market value of the contracts was a liability of $15.6 million (December 31, 2010 – liability of $15.2 million) and was included in accounts payable and other liabilities. Expense of $7.0 million and $1.0 million, respectively, was recognized during the years ended December 31, 2011 and 2010, respectively, and was included in other (expense) / income. All interest rate swaps are recorded at fair market value and fluctuations in fair market value are presented in the statements of operations as hedge accounting has not been applied.

The fair value measurements for the interest rate swap contracts are determined based on notional amounts, terms to maturity, and the LIBOR rates. The LIBOR rates vary depending on the term to maturity and the conditions set out in the underlying swap agreements.

(d) The Company is exposed to financial risk that arises from fluctuations in its common share price. To hedge against future deferred share unit payments, in September 2011, the Company entered into a total return swap transaction at an average cost of $6.42 per share on 782,483 shares, maturing in September 2016. In August 2010, the Company entered into a total return swap transaction at an average cost of $9.39 per share on 782,482 shares, which matured in August 2011. At December 31, 2011, the fair market value of the total return swap was an asset of $1.1 million and was included in accounts receivable and other assets (December 31, 2010 – asset of $2.2 million). Expense of $3.5 million and income of $1.4 million were recognized during the years ended December 31, 2011 and 2010, respectively, and was included in selling, general and administrative expense. Also included in selling, general and administrative expense for the years ended December 31, 2011 and 2010 was income of $2.4 million and expense of $3.4 million, respectively, relating to the Company’s share-based compensation plans. The total return swap is recorded at fair market value and is recorded through the statements of operations because hedge accounting has not been applied. See Note 16 for additional disclosure.

(e) The Company has committed to future minimum payments for lease and other obligations as follows:

Year of Expiry

2012	$5,497
2013	5,272
2014	4,135
2015	3,146
2016	2,809
Thereafter	5,694

$26,553

(f) As at December 31, 2011, $15.5 million (December 31, 2010 – $19.7 million) of the amount held in other assets related to land purchase obligations. The total amount owing on these obligations is $69.7 million (December 31, 2010 – $86.5 million).